Other Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Other Liabilities, Current [Abstract]
Salaries payable	$ 22,621	$ 31,141
Taxes payable	8,723	5,517
Others	3,674	3,093
Other current liabilities	$ 35,018	$ 39,751